Long-Term Debt (Reconciliation Of Secured Contingent Obligation At Fair Value) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		18 Months Ended
	Jan. 31, 2020	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Secured Debt [Abstract]
Secured contingent payment obligation, beginning of year	$ 26,651		$ 26,651	$ 25,557	$ 15,896	$ 25,557
Proceeds from contingent payment obligation	600				4,000
Change in fair value				1,094	5,661
Secured contingent payment obligation, end of year		$ 28,685	28,685	26,651	25,557	28,685
Unsecured Debt [Abstract]
Change in fair value				1,094	5,661
Unsecured Note [Member]
Unsecured Debt [Abstract]
Proceeds from sale of contingent payment rights		700
Unsecured contingent payment obligation		900	900			900
Secured Debt [Member]
Secured Debt [Abstract]
Change in fair value				3,900
Unsecured Debt [Abstract]
Change in fair value				3,900
Contingent Payment Obligation [Member] | Unsecured Note [Member]
Secured Debt [Abstract]
Proceeds from contingent payment obligation						1,000
Change in fair value			1,348
Unsecured Debt [Abstract]
Unsecured contingent payment obligation
Reclassification of other liabilities			1,003
Proceeds from sale of contingent payment rights			735
Initial fair market value of modification			436
Change in fair value			1,348
Unsecured contingent payment obligation		3,522	3,522			3,522
Contingent Payment Obligation [Member] | Secured Debt [Member]
Secured Debt [Abstract]
Secured contingent payment obligation, beginning of year	$ 26,651		26,651	25,557		25,557
Change in fair value			2,034	1,094
Secured contingent payment obligation, end of year		$ 28,685	28,685	26,651	$ 25,557	$ 28,685
Unsecured Debt [Abstract]
Change in fair value			$ 2,034	$ 1,094